Share Based Compensation - Summary of Performance Criteria (Detail)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Criteria	Range (SEK billion): 4.6-9.6
Weight	50.00%
Absolute TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Criteria	Range: 6%-14%	Range: 6%-14%
Weight	30.00%	50.00%
Relative TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Criteria	Ranking of Ericsson: 7-2	Ranking of Ericsson: 12-5
Weight	20.00%	50.00%
Bottom of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Period	January 1, 2018
Vesting	0.00%
Bottom of range [member] | Absolute TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Period	January 1, 2018	January 1, 2017
Vesting	0.00%	0.00%
Bottom of range [member] | Relative TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Period	January 1, 2018	January 1, 2017
Vesting	0.00%	0.00%
Top of range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Period	December 31, 2018
Vesting	200.00%
Top of range [member] | Absolute TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Period	December 31, 2020	December 31, 2019
Vesting	200.00%	200.00%
Top of range [member] | Relative TSR [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Performance Period	December 31, 2020	December 31, 2019
Vesting	200.00%	200.00%